OTHER ASSETS (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Non-current assets [abstract]
Deferred financing costs associated with the revolving credit facility	$ 1,890	$ 2,472
Long-term receivables	291	308
Other assets	$ 2,181	$ 2,780